Schedule of Assets (Held at End of Year)	12 Months Ended
Mar. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

VIASAT, INC. 401(k) PROFIT SHARING PLAN

(Plan Number 001, Sponsor EIN Number 33-0174996)

Schedule H, Part IV, line 4i-SCHEDULE OF ASSETS (HELD AT END OF YEAR)

AS OF MARCH 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment	(d) Cost	(e) Current Value
	Mutual Funds:
	American Funds	Europacific Growth R6	**	20,603,751
	Baird	Core Plus Bond Institutional	**	36,773,787
	JP Morgan	Small Cap Equity R5	**	37,835,679
	Macquarie	Emerging Markets Institutional	**	13,886,970
	Vanguard	Equity-Income ADM	**	32,490,003
				141,590,190
	Common/Collective Trusts:
	Blackrock	Equity Index J	**	234,287,925
	Blackrock	Extended Equity K	**	98,006,030
	Blackrock	MSCI ACWI EX-U.S. Index M	**	74,688,743
	Blackrock	US Debt Index M	**	61,153,186
	Vanguard	Target Retirement 2020 Trust II	**	16,457,265
	Vanguard	Target Retirement 2025 Trust II	**	21,328,566
	Vanguard	Target Retirement 2030 Trust II	**	54,908,147
	Vanguard	Target Retirement 2035 Trust II	**	30,919,535
	Vanguard	Target Retirement 2040 Trust II	**	59,763,730
	Vanguard	Target Retirement 2045 Trust II	**	33,446,205
	Vanguard	Target Retirement 2050 Trust II	**	62,822,503
	Vanguard	Target Retirement 2055 Trust II	**	31,895,448
	Vanguard	Target Retirement 2060 Trust II	**	15,096,646
	Vanguard	Target Retirement 2065 Trust II	**	7,908,978
	Vanguard	Target Retirement 2070 Trust II	**	1,841,822
	Vanguard	Target Retirement Income Trust II	**	5,669,495
				810,194,224
	Pooled Separate Account
*	Empower Annuity Insurance Company of America	JP Morgan Large Cap Growth	**	83,647,113
	Common Stock:
*	Viasat, Inc.	Employer Common Stock	**	32,187,114
	Fully Benefit-Responsive Investment Contract:
*	Empower Annuity Insurance Company of America	Fixed Account – Series Class VI	**	43,004,479
	Self-Directed Brokerage Accounts:
*	Empower Financial Services, Inc.	Empower Self-Directed Brokerage	**	20,845,120
*	Notes receivable from participants	Participant loans with interest rates ranging from 4.25% - 9.50% maturing through fiscal year 2055	$ —	9,514,568
	Total			$1,140,982,808

___________

* Party-in-interest to the Plan.

** The cost of participant-directed investments is not required to be disclosed.